Warrant - Schedule of Option Contingent Warrants (Detail)	Dec. 31, 2021 d yr	Oct. 18, 2021 d yr
Estimated volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	36.0	28.0
Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input | yr	9.8	10.0
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	1.5	1.6
Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.0	0.0